Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of operating lease costs
	Year ended December 31,
	2022	2021

Operating lease cost	$6,019	$7,946
Variable lease cost	4,004	4,241
Short-term lease cost	829	373

Total lease costs	$10,852	$12,560

Schedule of weighted average remaining lease terms and discount rates
	December 31,
	2022	2021

Weighted average remaining lease term (years)	7.28	6.26
Weighted average discount rate	5.08%	4.77%

Schedule of maturities of lease liabilities
2023	$9,300
2024	7,458
2025	6,550
2026	6,254
2027	5,719
Thereafter	7,670

Total undiscounted cash flows	42,951
Less imputed interest	5,456

Present value of lease liabilities	$37,495